RESTRUCTURING	12 Months Ended
Dec. 31, 2013
Restructuring and Related Activities [Abstract]
RESTRUCTURING
.    RESTRUCTURING

The following table provides the activity in the restructuring liability:

	2013
	Workforce Reduction	Facilities	Total
Balance, beginning of year	$472	$182	$654
Expensed in year	115	56	171
Disbursements	(548)	(191)	(739)
Foreign exchange	2	—	2
Balance, end of year	$41	$47	$88

Classification:
Accounts payable and accrued liabilities	$41	$47	$88

By restructuring initiative:
May 2009	—	47	47
Wavecom S.A. and prior	41	—	41
	$41	$47	$88

	2012
	Workforce Reduction	Facilities	Total
Balance, beginning of period	$625	$562	$1,187
Expensed in year	2,167	84	2,251
Disbursements	(2,340)	(464)	(2,804)
Adjustments	(21)	—	(21)
Foreign exchange	41	—	41
Balance, end of period	$472	$182	$654

Classification:
Accounts payable and accrued liabilities	$472	$149	$621
Other long term obligations	—	33	33
	$472	$182	$654

By restructuring initiative:
September 2010	$433	$—	$433
May 2009	—	182	182
Wavecom S.A. and prior	39	—	39
	$472	$182	$654

April 2012

In April 2012, we announced the closure of our Newark, California facility, effective December 31, 2012, to drive greater efficiency and leverage.  Subsequently, our AirLink marketing, research and development, and customer support activities primarily transferred to the Richmond, British Columbia, facilities, and manufacturing operations transferred to our manufacturing partner in Suzhou, China. For the year ended December 31, 2013, we recorded $115 (December 31, 2012 - $1,980) in restructuring costs related to this initiative.  The outstanding restructuring obligation was fully paid by July 31, 2013.

September 2010

In September 2010, we implemented a new business unit structure that resulted in a reduction of our workforce by 60 employees.  These reductions were substantially completed during the fourth quarter of 2010.  For the year ended December 31, 2010, we recorded restructuring costs of $4,420 primarily related to severance and benefits associated with the terminated employees.  The restructuring obligation was fully paid by December 31, 2012.